ACQUISITIONS BALANCE SHEET DETAIL (Details) - USD ($) $ in Thousands	Apr. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents		$ 19,664	$ 64,221		$ 18,678	$ 14,165
Marketable securities - current		0	40,024
Accounts receivable - affiliates		40,817	37,863
Accounts receivable		1,423	4,294
Prepaids and other current assets		1,793	1,657
Assets, Current		63,697	148,059
Property, plant and equipment, net		684,488	619,321
Other non-current assets		30	0
Total assets		748,215	767,380
Accounts payable - affiliates		8,352	7,631
Accounts payable and accrued liabilities		19,794	20,871
Current portion of long-term debt		0	39,664
Deferred revenue		1,438	952
Liabilities, Current		29,584	69,118
Long-term Debt, Excluding Current Maturities		548,793	532,011
Other long-term liabilities		2,078	3,161
Liabilities		580,455	604,290
Commitments and contingencies (Note 10)
Net investment - Predecessor		10,665
Partners Equity		(4,143)	(16,792)
Partners' Capital Attributable to Noncontrolling Interest		171,903	179,882
Partners' Capital, Including Portion Attributable to Noncontrolling Interest		167,760	163,090		(176,941)	(102,581)
Liabilities and Equity		748,215	767,380
Plains Asset Purchase, East Coast Terminals [Member]
Gross purchase price	$ 100,000
Working capital adjustments	1,627
Total consideration	98,373
Prepaids and other current assets	4,221
Property, plant and equipment	99,342
Accounts payable and accrued expenses	3,174
Other long-term liabilities	2,016
Fair value of net assets acquired	$ 98,373
Torrance Valley Pipeline Company [Member]
Property, plant and equipment				$ 350,475
Other long-term liabilities				475
Fair value of net assets acquired				$ 350,000
PBF Logistics LP [Member]
Cash and cash equivalents		19,664	64,221
Marketable securities - current			40,024
Accounts receivable - affiliates		40,817	37,863
Accounts receivable		1,423	4,294
Prepaids and other current assets		1,793	1,657
Assets, Current		63,697	148,059
Property, plant and equipment, net		673,823	608,802
Other non-current assets		30	0
Total assets		737,550	756,861
Accounts payable - affiliates		8,352	7,631
Accounts payable and accrued liabilities		19,794	20,871
Current portion of long-term debt			39,664
Deferred revenue		1,438	952
Liabilities, Current		29,584	69,118
Long-term Debt, Excluding Current Maturities		548,793	532,011
Other long-term liabilities		2,078	3,161
Liabilities		580,455	604,290
Partners Equity		(14,808)	(27,311)
Partners' Capital Attributable to Noncontrolling Interest		171,903	179,882
Partners' Capital, Including Portion Attributable to Noncontrolling Interest		157,095	152,571
Liabilities and Equity		737,550	756,861
Development Assets Predecessor [Member]
Cash and cash equivalents		0	0
Marketable securities - current			0
Accounts receivable - affiliates		0	0
Accounts receivable		0	0
Prepaids and other current assets		0	0
Assets, Current		0	0
Property, plant and equipment, net		10,665	10,519
Other non-current assets		0	0
Total assets		10,665	10,519
Accounts payable - affiliates		0	0
Accounts payable and accrued liabilities		0	0
Current portion of long-term debt			0
Deferred revenue		0	0
Liabilities, Current		0	0
Long-term Debt, Excluding Current Maturities		0	0
Other long-term liabilities		0	0
Liabilities		0	0
Partners Equity		10,665	10,519
Partners' Capital Attributable to Noncontrolling Interest		0	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest		10,665	10,519
Liabilities and Equity		10,665	10,519
Predecessor [Member]
Net investment - Predecessor		10,665	16,750
Predecessor [Member] | PBF Logistics LP [Member]
Net investment - Predecessor		0	6,231
Predecessor [Member] | Development Assets Predecessor [Member]
Net investment - Predecessor		10,665	10,519
Common Units [Member]
Partners Equity		(17,544)	241,275
Common Units [Member] | Development Assets Predecessor [Member]
Partners Equity		0	0
Subordinated Units [Member]
Partners Equity			(276,083)
Subordinated Units [Member] | Development Assets Predecessor [Member]
Partners Equity			0
Subordinated Units [Member] | PBF LLC [Member]
Partners Equity		0	(276,083)		(277,094)	(288,875)
Partners' Capital, Including Portion Attributable to Noncontrolling Interest		0
Incentive Distribution Rights [Member]
Partners Equity		2,736	1,266
Incentive Distribution Rights [Member] | PBF Logistics LP [Member]
Partners Equity		2,736	1,266
Incentive Distribution Rights [Member] | Development Assets Predecessor [Member]
Partners Equity		0	0
Incentive Distribution Rights [Member] | PBF LLC [Member]
Partners Equity		2,736	$ 1,266		$ (535)	$ 0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest		$ 2,736